COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	$ 4,504	$ 3,481
Depreciation	2,032	1,457
Royalty expense	342	235
Community relations	33	47
Cost of sales	6,911	5,220
Inventory reduction amount	26	199
Employee benefits expense	1,350	1,001
Gold[member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	4,274	3,130
Depreciation	1,902	1,253
Royalty expense	308	196
Community relations	30	42
Cost of sales	6,514	4,621
Copper
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	224	344
Depreciation	100	170
Royalty expense	34	39
Community relations	3	5
Cost of sales	361	558
Other
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	6	7
Depreciation	30	34
Royalty expense	0	0
Community relations	0	0
Cost of sales	$ 36	$ 41